J. P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

JPMorgan Limited Duration Bond Fund

(Class A, Class B, Class C and Select Class Shares)

(each a series of JPMorgan Trust II)

Supplement dated July 29, 2013

to the Prospectus dated July 1, 2013, as supplemented

CLASS C SHARE CHANGES — Beginning with purchases on September 3, 2013, Class C Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Short-Intermediate Municipal Bond Fund (the “Short Bond Funds”) will be subject to a deferred sales charge of 1.00% on the original cost of Class C shares of the Short Bond Funds. Class C Shares of the Short Bond Funds purchased prior to September 3, 2013 will not be subject to a deferred sales charge. In connection with the addition of the deferred sales charge to Class C Shares of the Short Bond Funds, Class C Shares of any J.P. Morgan Fund may be exchanged into Class C Shares of the Short Bond Funds beginning September 3, 2013. To reflect these changes, the above referenced prospectus is supplemented as follows:

CHANGES TO RISK/RETURN SUMMARIES. Effective immediately, the section “Fees and Expenses of the Fund” in the Risk/Return Summary for the JPMorgan Limited Duration Bond Fund is hereby deleted in its entirety and the following is substituted in its place.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 105 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	NONE (under $500,000)	3.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	NONE (under $500,000)	3.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.46	0.45	0.45
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.20	0.21	0.20	0.20
Acquired Fund Fees and Expenses	0.03	0.03	0.03	0.03

Total Annual Fund Operating Expenses	0.98	1.49	1.48	0.73
Fee Waivers and Expense Reimbursements[1]	(0.25)	(0.26)	(0.25)	(0.25)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.73	1.23	1.23	0.48

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70%, 1.20%, 1.20% and 0.45% of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	298	506	731	1,377
CLASS B SHARES ($)	425	646	789	1,493
CLASS C SHARES ($)[1]	125	443	784	1,747
CLASS C SHARES ($)[2]	225	443	784	1,747
SELECT CLASS SHARES ($)	49	208	381	883

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	298	506	731	1,377
CLASS B SHARES ($)	125	446	789	1,493
CLASS C SHARES ($)[1]	125	443	784	1,747
CLASS C SHARES ($)[2]	125	443	784	1,747
SELECT CLASS SHARES ($)	49	208	381	883

1	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.

2	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

Effective immediately, the section “Fees and Expenses of the Fund” in the Risk/Return Summary for the JPMorgan Short Duration Bond Fund is hereby deleted in its entirety and the following is substituted in its place.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 105 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases % of the Offering Price	2.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased prior to September 3, 2013	NONE (under $500,000)	3.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares purchased on or after September 3, 2013	NONE (under $500,000)	3.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.36	0.36	0.36	0.36
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.11	0.11	0.11	0.11

Total Annual Fund Operating Expenses	0.86	1.36	1.36	0.61
Fee Waivers and Expense Reimbursements[1]	(0.06)	(0.06)	(0.06)	(0.06)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.80	1.30	1.30	0.55

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80%, 1.30%, 1.30% and 0.55% of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	487	685	1,256
CLASS B SHARES ($)	432	625	739	1,368
CLASS C SHARES ($)[1]	132	425	739	1,630
CLASS C SHARES ($)[2]	232	425	739	1,630
SELECT CLASS SHARES ($)	56	189	334	756

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	305	487	685	1,256
CLASS B SHARES ($)	132	425	739	1,368
CLASS C SHARES ($)[1]	132	425	739	1,630
CLASS C SHARES ($)[2]	132	425	739	1,630
SELECT CLASS SHARES ($)	56	189	334	756

1	Reflects that no deferred sales charges are applicable to Class C Shares purchased prior to September 3, 2013.

2	Reflects a 1.00% deferred sales charge applicable to Class C Shares purchased on or after September 3, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE